INCOME TAXES - Reconciliation of tax rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Canadian statutory tax rate	26.50%	26.50%
Effect of tax rate in foreign jurisdictions	7.70%	0.80%
Impact of foreign currency translation	2.90%	14.00%
Non-deductible and non-taxable items	(45.20%)	(18.80%)
Change in tax benefits not recognized	(48.00%)	(32.60%)
Adjustments in respect of prior years	(16.20%)	(2.10%)
Adjustment of prior year tax payable	(10.40%)
Other	1.80%	(0.20%)
Effective income tax rate applicable to loss before income taxes	(80.90%)	(12.40%)